NET (LOSS)/EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss from continuing operations	¥ (717,000)	¥ (2,034,385)	¥ (716,975)	$ (109,431)	¥ (1,327,678)	¥ (1,351,761)
Net loss from discontinued operations		(455,177)	295,744	45,139	(662,450)	(186,524)
Net loss		(2,489,562)	(421,231)	(64,292)	(1,990,128)	(1,538,285)
Earnings Per Share Reconciliation [Abstract]
Net loss from continuing operations	¥ (717,000)	(2,034,385)	(716,975)	(109,431)	(1,327,678)	(1,351,761)
Less: net loss from operations attributable to non-controlling interests shareholders		(5,383)	(9)	(1)	(1,452)	(15,771)
Net loss from continuing operations, attributable to UXIN LIMITED		(2,029,002)	(716,966)	(109,430)	(1,326,226)	(1,335,990)
Accretion on redeemable preferred shares | ¥						(318,951)
Deemed dividend to preferred shareholders | ¥						544,773
Net loss attributable to ordinary shareholders from continuing operations		(2,029,002)	(716,966)	(109,430)	(1,326,226)	(2,199,714)
Net (loss)/income attributable to ordinary shareholders from discontinued operations		¥ (455,177)	¥ 295,744	$ 45,139	¥ (662,450)	¥ (186,524)
Denominator:
Weighted average number of ordinary shares outstanding - basic | shares		888,460,868	1,100,650,208	1,100,650,208	886,613,598	477,848,763
Weighted average number of ordinary shares outstanding -diluted | shares		888,460,868	1,330,913,033	1,330,913,033	886,613,598	477,848,763
Net loss per share attributable to ordinary shareholders:
Net loss per share attributable to ordinary shareholders, basic, continuing operations | (per share)		¥ (2.28)	¥ (0.65)	$ (0.10)	¥ (1.50)	¥ (4.60)
Net loss per share attributable to ordinary shareholders, basic, discontinued operations | (per share)		(0.51)	0.27	0.04	(0.75)	(0.39)
Net loss per share attributable to ordinary shareholders, dilued, continuing operations | (per share)		(2.28)	(0.65)	(0.10)	(1.50)	(4.60)
Net loss per share attributable to ordinary shareholders, diluted, discontinued operations | (per share)		¥ (0.51)	¥ 0.22	$ 0.03	¥ (0.75)	¥ (0.39)